Schedule H, line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Schedule of Asset Held for Investment [Line Items]
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost ($)	Current Value ($)

*	FIRSTENERGY COMMON STOCK FUND	FirstEnergy common stock	**	458,084,933
*	FIDELITY PURITAN FUND K6	Balanced fund	**	165,667,907
*	FIDELITY GOVERNMENT MARKET	U.S. government securities	**	57
	BLACKROCK ACWI EX US - L	International stocks	**	71,734,942
	AMERICAN FUNDS EUROPACIFIC GROWTH FUND	International stocks	**	73,156,234
	BLACKROCK LIFEPATH INDEX RETIREMENT FUND W	Blend of stocks, fixed income	**	179,944,216
	BLACKROCK LIFEPATH INDEX 2030 FUND W	Blend of stocks, fixed income	**	132,971,201
	BLACKROCK LIFEPATH INDEX 2035 FUND W	Blend of stocks, fixed income	**	109,818,798
	BLACKROCK LIFEPATH INDEX 2040 FUND W	Blend of stocks, fixed income	**	100,157,612
	BLACKROCK LIFEPATH INDEX 2045 FUND W	Blend of stocks, fixed income	**	114,209,816
	BLACKROCK LIFEPATH INDEX 2050 FUND W	Blend of stocks, fixed income	**	150,233,921
	BLACKROCK LIFEPATH INDEX 2055 FUND W	Blend of stocks, fixed income	**	128,770,323
	BLACKROCK LIFEPATH INDEX 2060 FUND W	Blend of stocks, fixed income	**	88,642,514
	BLACKROCK LIFEPATH INDEX 2065 FUND W	Blend of stocks, fixed income	**	40,727,825
	COLUMBIA DIVIDEND INCOME FUND	Equities, fixed income	**	78,630,309
	DODGE & COX INTERNATIONAL FUND CLASS X	International stocks	**	156,113,789
	FIAM CORE PLUS	Bonds	**	184,916,769
	SELF MANAGED BROKERAGE ACCOUNTS	Equities, fixed income	**	239,842,250
	US DEBT INDEX FUND M MUTUAL FUND	Bonds	**	36,522,774
	RUSSELL 2000 INDEX FUND	Small cap growth stocks	**	21,445,868
	RUSSELL 1000 INDEX FUND	Small cap growth stocks	**	127,102,266
	MARKET COMPLETION INDEX	Blend of large, mid cap and small cap stocks	**	128,690,400
	EQUITY INDEX - J	Large cap stocks	**	864,768,717
	VANGUARD MID CAP VALUE INDEX FUND	Mid cap value stocks	**	54,959,383
	VICTORY SMALL CAP FUND	Small cap value stocks	**	48,338,046

*	CAPITAL PRESERVATION FUND TOTAL
	STATE STREET STIF	Money market fund	**	$7,235,881
	ADVENT HEALTH SYSTEM	Corporate - 2.95%, 2029	**	668,687
	AMEREN MISSOURI SEC FU I SR SEC	Corporate - 4.85%, 2041	**	489,359
	AMERICAN NATIONAL GF SR SEC 144A	Corporate -4.63%, 2028	**	301,640
	AMERIPRISE FINANCIAL INC SR UNSEC	Corporate - 4.50%, 2032	**	1,013,392
	AMXCA 2023-2 A	Mortgage -4.80%, 2030	**	1,641,265
	ANDREW W MELLON FOUNDATI UNSEC	Corporate - 0.95%, 2027	**	1,340,920
	AT&T INC SR UNSEC	Corporate - 2.55%, 2033	**	599,380
	AVOLON HOLDINGS FNDG LTD SR UNSEC 144A	Corporate - 4.95%, 2032	**	699,776
	BANK 2018-BN12 ASB	Cash Equivalent - 4.17%, 2061	**	569,606
	BANK 2019-BN21 ASB	Mortgage - 2.81%, 2052	**	1,103,572
	BANK 2020-BN25 A5	Mortgage - 2.65%, 2063	**	932,781
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value

	BANK 2020-BN26 A4 WM29 WC3.5017	Mortgage -2.40%, 2063	**	919,988
	BANK OF AMERICA CORP SR UNSEC SOFR	Cash Equivalent - 1.73%, 2027	**	2,130,499
	BANK OF AMERICA CORP SR UNSEC SOFR	Cash Equivalent - 1.66%, 2027	**	748,279
	BANK5 2025-5YR17 A2	Mortgage - 4.75%, 2058	**	507,698
	BANNER HEALTH UNSEC	Corporate - 2.34%, 2030	**	1,411,511
	BARCLAYS PLC SR UNSEC	Corporate - 2.65%, 2031	**	649,085
	BARCLAYS PLC SR UNSEC SOFR	Corporate - 5.69%, 2030	**	1,679,137
	BAYER US FINANCE LLC SR UNSEC 144A	Corporate -6.50%, 2033	**	652,671
	BBCMS 2023-C19 A5	Mortgage - 5.45%, 2056	**	1,041,442
	BBCMS 2024-5C31 A2 WM29 WC6.6063	Mortgage - 5.14%, 2057	**	514,428
	BBCMS 2025-C32 A4	Mortgage -5.43%, 2062	**	525,098
	BEIGNET INVESTOR LLC SEC 144A	Corporate - 6.58%, 2049	**	3,393,728
	BMARK 2019-B14 ASB	Mortgage - 2.96%, 2062	**	1,071,478
	BMARK 2020-B21 A5	Mortgage - 1.98%, 2053	**	1,419,569
	BMARK 2025-V18 A3	Mortgage -5.18%, 2058	**	516,778
	BMO 2024-5C5 A2	Mortgage -5.46%, 2057	**	618,231
	BMO 2024-5C7 A2	Mortgage -5.09%, 2057	**	717,351
	BMO 2024-5C8 A2	Mortgage -5.15%, 2057	**	514,095
	BNP PARIBAS SR NONPREF 144A SOFR	Corporate - 5.74%, 2035	**	1,062,092
	BPCE SA SR NON PREF 144A SOFR	Corporate - 5.94%, 2035	**	1,885,622
	CA ST UNIV-D	Municipals -1.69%, 2029	**	1,112,509
	CARMX 2022-4 A3	Cash Equivalent - 5.34%, 2027	**	281,163
	CARMX 2024-1 A3	Cash Equivalent -4.92%, 2028	**	1,715,408
	CASH COLLATERAL CME BOS USD	Cash Equivalent - 3.44%, 2060	**	265,695
	CASH COLLATERAL FUT BOS USD	Cash Equivalent -3.44%, 2060	**	647,981
	CASH COLLATERAL LCH BOS USD	Cash Equivalent - 3.44%, 2060	**	756,366
	CCCIT 2018-A7 A7	Mortgage - 3.96%, 2030	**	2,320,630
	CNO GLOBAL FUNDING SR SEC 144A	Corporate - 4.70%, 2030	**	501,995
	COMET 2023-A1 A	Cash Equivalent - 4.42%, 2028	**	1,103,213
	COMM 2018-COR3 A3 WM28 WC4.57635829	Mortgage -4.23%, 2051	**	987,570
	COMM 2019-GC44 ASB	Mortgage -2.87%, 2057	**	1,124,953
	CONSTELLATION EN GEN LLC SR UNSEC	Corporate - 5.60%, 2028	**	728,706
	COPAR 2023-2 A3	Cash Equivalent -5.82%, 2028	**	640,229
	CORNELL UNIVERSITY SR UNSEC	Corporate -4.17%, 2030	**	302,088
	CRVNA 2024-P2 A3	Cash Equivalent - 5.33%, 2029	**	543,637
	CRVNA 2025-P3 A3	Mortgage -4.04%, 2030	**	1,004,442
	CSAIL 2017-CX9 ASB	Cash Equivalent - 3.26%, 2050	**	255,609
	DALLAS AREA RAPID TRN	Municipals - 1.35%, 2027	**	95,984
	DCENT 2023-A2 A	Cash Equivalent - 4.93%, 2028	**	1,207,395
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value

	DEUTSCHE BANK NY SOFR SR NON-PREF	Corporate - 3.55%, 2031	**	383,309
	DEUTSCHE BANK NY SR NON-PREF SOFR	Corporate - 7.15%, 2027	**	1,030,700
	DTE ELECT SECUR FND II SR SEC	Corporate - 5.97%, 2033	**	965,618
	DTE ELECTRIC CO SEC	Corporate - 3.00%, 2032	**	931,689
	EMPIRE DISTRICT BONDCO SEC	Corporate - 4.94%, 2035	**	975,837
	ENI SPA SR UNSEC 144A	Corporate - 5.50%, 2034	**	933,037
	EQUITABLE FINANCIAL LIFE SEC 144A	Cash Equivalent - 1.30%, 2026	**	1,186,742
	EVERSOURCE ENERGY SR UNSEC	Corporate - 4.45%, 2030	**	200,043
	FAIRFAX FINL HLDGS LTD SR UNSEC	Corporate - 5.75%, 2035	**	522,182
	FED HOME LN BK BD (600MM)	Cash Equivalent - 1.05%, 2026	**	1,776,177
	FED HOME LN BK GLBL BD (300MM)	Cash Equivalent - 1.00%, 2026	**	3,451,624
	FHLMC DUS #WN-2427	Mortgage - 4.17%, 2028	**	249,293
	FHLMC GOLD 30YR #Q3-1614	Mortgage - 3.00%, 2045	**	659,275
	FHLMC GOLD 30YR #Q3-3509	Mortgage - 3.00%, 2045	**	213,539
	FHLMC GOLD 30YR #Q4-3876	Mortgage - 3.00%, 2046	**	7,399,603
	FHLMC GOLD 30YR GNT #G0-8687	Mortgage - 3.50%, 2046	**	973,989
	FHLMC GOLD 30YR GNT #G0-8693	Mortgage - 3.50%, 2046	**	24,083
	FHLMC GOLD 30YR GNT #G0-8793	Mortgage - 4.00%, 2047	**	86,890
	FHLMC GOLD 30YR GNT #G0-8823	Mortgage - 3.50%, 2048	**	390,428
	FHLMC GOLD 30YR GNT #G0-8841	Mortgage - 3.50%, 2048	**	107,540
	FHLMC GOLD 30YR GNT #G0-8857	Mortgage - 4.00%, 2049	**	462,635
	FHMS K065 A1 WM27 WC4.3550	Cash Equivalent - 2.86%, 2026	**	222,848
	FHMS K070 A1	Cash Equivalent - 3.03%, 2027	**	928,354
	FHR 2739 PG PAC WM33 WC5.552	Mortgage - 5.00%, 2034	**	147,407
	FHR 2950 FN SOFR30A+56.448BP	Cash Equivalent - 4.55%, 2035	**	38,678
	FHR 3185 GT SEQ WM26 WC6.43	Cash Equivalent - 6.00%, 2026	**	1,875
	FHR 3225 HF SOFR30A+62.448BP	Cash Equivalent - 4.61%, 2036	**	59,679
	FHR 3311 FN SOFR30A+41.448BP	Cash Equivalent - 4.40%, 2037	**	21,539
	FHR 3318 FL SOFR30A+51.448BP	Cash Equivalent - 4.50%, 2037	**	54,716
	FHR 3339 FL SOFR30A+69.448BP	Cash Equivalent - 4.68%, 2037	**	65,581
	FHR 3355 BF SOFR30A+81.448BP	Cash Equivalent - 4.80%, 2037	**	78,619
	FHR 3368 AF SOFR30A+83.448BP	Cash Equivalent - 4.82%, 2037	**	10,013
	FHR 3666 FC SOFR30A+84.448BP	Cash Equivalent - 4.83%, 2040	**	37,892
	FHR 3699 FD SOFR30A+71.448BP VA	Cash Equivalent - 4.70%, 2040	**	53,206
	FHR 3740 DF SOFR30A+59.448BP	Cash Equivalent - 4.58%, 2040	**	158,066
	FHR 3743 FA SOFR30A+71.448BP	Cash Equivalent - 4.70%, 2040	**	219,338
	FHR 3747 WF SOFR30A+59.448BP VA	Cash Equivalent - 4.58%, 2040	**	226,630
	FHR 3751 FG SOFR30A+61.448BP	Cash Equivalent - 4.60%, 2050	**	77,392
	FHR 3843 FE SOFR30A+66.448BP	Cash Equivalent - 4.65%, 2041	**	310,097
	FHR 3843 FG SOFR30A+66.448BP	Cash Equivalent - 4.65%, 2041	**	310,097
	FHR 3977 FB SOFR30A+63.448BP	Cash Equivalent - 4.62%, 2041	**	369,115
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value

	FHR 3984 DF SOFR30A+66.448BP	Cash Equivalent - 4.65%, 2042	**	320,560
	FHR 4400 FA SOFR30A+51.448BP	Cash Equivalent - 4.50%, 2041	**	220,968
	FHR 4736 CD WM39 WC4.9483	Mortgage - 3.00%, 2046	**	234,431
	FHR 4989 FA SOFR30A+46.448BP	Cash Equivalent - 4.49%, 2040	**	88,317
	FHR 4989 FB SOFR30A+46.448BP	Cash Equivalent - 4.49%, 2040	**	80,550
	FHR 5511 FG SOFR30A+115BP	Cash Equivalent - 5.02%, 2055	**	694,025
	FHR 5565 FA SOFR30A+115BP	Cash Equivalent - 5.02%, 2055	**	379,949
	FIN FUT SOFR 90DAY CME (WHT) 03/17/26	Future - 0.00%, 2026	**	(26,862)
	FIN FUT US 10YR CBT 03/20/26	Future - 6.00%, 2026	**	2,406
	FIN FUT US 2YR CBT 03/31/26	Future - 6.00%, 2026	**	(20,860)
	FIN FUT US 30YR CBT 03/20/26	Future - 6.00%, 2026	**	13,125
	FIN FUT US 5YR CBT 03/31/26	Future - 6.00%, 2026	**	—
	FIN FUT US ULTRA 30YR CBT 03/20/26	Future - 6.00%, 2026	**	7,990
	FL ST BRD ADMIN FIN-A	Municipals - 5.53%, 2034	**	425,913
	FN ARM AL7090 H15T1Y+223.678 9.478	Cash Equivalent - 6.23%, 2037	**	137,246
	FNMA PASS THRU 15YR #MA3897	Mortgage - 3.00%, 2035	**	258,907
	FNMA PASS THRU 20YR #AL6722	Mortgage - 5.00%, 2030	**	43,782
	FNMA PASS THRU 30YR #848210	Mortgage - 5.50%, 2035	**	40,699
	FNMA PASS THRU 30YR #884863	Mortgage - 5.50%, 2036	**	24,345
	FNMA PASS THRU 30YR #890365	Mortgage - 5.50%, 2041	**	52,036
	FNMA PASS THRU 30YR #938504	Mortgage - 5.50%, 2037	**	16,620
	FNMA PASS THRU 30YR #BK8819	Mortgage - 4.00%, 2048	**	293,922
	FNMA PASS THRU 30YR #FM3241	Mortgage - 3.00%, 2050	**	1,391,562
	FNMA PASS THRU 30YR #FS4017	Mortgage - 3.00%, 2052	**	4,389,490
	FNMA PASS THRU 30YR #MA4653	Mortgage - 3.00%, 2052	**	1,456,080
	FNMA PASS THRU 30YR #SD8245	Mortgage - 4.50%, 2052	**	24,453,732
	FNMA PASS THRU 30YR #SD8265	Mortgage - 4.00%, 2052	**	30,451,356
	FNMA PASS THRU 30YR #SD8507	Mortgage - 6.00%, 2055	**	991,177
	FNMA PASS THRU 30YR #SD8516	Mortgage - 6.00%, 2055	**	4,072,731
	FNMA P-T DUS #AN5171	Mortgage - 3.29%, 2027	**	762,502
	FNMA P-T DUS #AN8612	Mortgage - 3.29%, 2028	**	724,875
	FNMA P-T DUS #AN9215	Mortgage - 3.43%, 2028	**	51,623
	FNMA P-T DUS #BL6406	Mortgage - 1.63%, 2027	**	(3,692,433)
	FNMA P-T DUS #BZ5550	Mortgage - 4.30%, 2032	**	1,320,034
	FNMA TBA 6.5% FEB 30YR	Mortgage - 6.50%, 2056	**	4,470,253
	FNMA TBA 6.5% JAN 30YR	Mortgage - 6.50%, 2056	**	—
	FNR 2005-13 FA SOFR30A+56.448BP	Cash Equivalent - 4.44%, 2035	**	86,049
	FNR 2006-129 FM SOFR30A+36.448BP	Cash Equivalent - 4.24%, 2037	**	22,650
	FNR 2007-109 GF SOFR30A+79.448BP	Cash Equivalent - 4.67%, 2037	**	160,360
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value

	FNR 2007-25 FB SOFR30A+44.448BP	Cash Equivalent - 4.32%, 2037	**	13,350
	FNR 2007-27 FA SOFR30A+42.448BP	Cash Equivalent - 4.30%, 2037	**	1,220
	FNR 2007-38 FC SOFR30A+53.448BP	Cash Equivalent - 4.41%, 2037	**	55,299
	FNR 2007-70 FA SOFR30A+46.448BP	Cash Equivalent - 4.34%, 2037	**	29,289
	FNR 2008-12 FA SOFR30A+78.448BP	Cash Equivalent - 4.66%, 2038	**	238,113
	FNR 2010-111 FC SOFR30A+63.448BP	Cash Equivalent - 4.51%, 2040	**	32,501
	FNR 2010-115 FM SOFR30A+61.448BP	Cash Equivalent - 4.49%, 2040	**	213,019
	FNR 2010-117 FE SOFR30A+51.448BP	Cash Equivalent - 4.39%, 2040	**	24,166
	FNR 2010-135 LF SOFR30A+56.448BP	Cash Equivalent - 4.44%, 2040	**	96,370
	FNR 2015-79 FE SOFR30A+36.448BP	Cash Equivalent - 4.24%, 2045	**	507,471
	FNR 2015-87 BF SOFR30A+41.448BP	Cash Equivalent - 4.29%, 2045	**	289,502
	FNR 2016-11 CF SOFR30A+46.448BP	Cash Equivalent - 4.34%, 2046	**	591,185
	FNR 2016-40 AF SOFR30A+56.448BP	Cash Equivalent - 4.59%, 2046	**	388,413
	FNR 2016-64 KF SOFR30A+58.448BP	Cash Equivalent - 4.61%, 2046	**	375,292
	FNR 2016-82 FM SOFR30A+51.448BP	Cash Equivalent - 4.54%, 2046	**	535,936
	FNR 2016-87 AF SOFR30A+51.448BP	Cash Equivalent - 4.54%, 2046	**	566,223
	FNR 2024-104 FA SOFR30A+105BP	Cash Equivalent - 4.92%, 2055	**	410,207
	FNR 2025-16 FA SOFR30A+115BP	Cash Equivalent - 5.02%, 2055	**	403,772
	FNR 2025-19 FC SOFR30A+116BP	Mortgage - 5.03%, 2055	**	87,166
	FORDO 2022-D A4	Cash Equivalent - 5.30%, 2028	**	1,816,553
	GA GLOBAL FUNDING TRUST SEC 144A	Corporate - 5.40%, 2030	**	726,925
	GLOBAL PAYMENTS INC SR UNSEC SMR	Corporate - 4.88%, 2030	**	703,733
	GMALT 2023-3 A4	Cash Equivalent - 5.44%, 2027	**	146,038
	GNMA II MULTPL SGL 30YR #MA3105M	Mortgage - 3.50%, 2045	**	906,173
	GOLDMAN SACHS GROUP INC SR UNSEC TSFR3M	Corporate - 3.69%, 2028	**	2,988,833
	GSMS 2019-GSA1 AAB	Mortgage - 2.99%, 2052	**	1,508,660
	HAROT 2024-3 A3	Cash Equivalent - 4.57%, 2029	**	605,094
	HART 2023-C A4	Mortgage - 5.55%, 2029	**	1,436,662
	HSBC HOLDINGS PLC SR UNSEC SOFR	Corporate - 5.21%, 2028	**	1,026,543
	JPMDB 2017-C7 A5 WM27 WC4.2015	Mortgage - 3.41%, 2050	**	1,280,352
	JPMORGAN CHASE & CO SR UNSEC SOFR	Corporate - 4.57%, 2030	**	1,520,403
	JPMORGAN CHASE & CO SR UNSEC SOFR	Corporate - 1.95%, 2032	**	717,547
	JPMORGAN CHASE & CO SR UNSEC TSFR3M	Corporate - 3.78%, 2028	**	1,256,545
	KKR GROUP FINAN CO XII 144A SR UNSEC	Corporate - 4.85%, 2032	**	303,223
	LA LOCAL GOVT ENVRN-A	Municipals - 4.28%, 2036	**	400,326
	LLOYDS BANKING GROUP PLC SR UNSEC	Corporate - 4.55%, 2028	**	510,634
	LLOYDS BANKING GROUP PLC SR UNSEC	Corporate - 3.57%, 2028	**	995,101
	MASSMUTUAL GLOBAL FUNDIN SR SEC 144A	Corporate - 5.15%, 2029	**	1,240,681
	MEXICO GOVT (UMS)	Govt-Non US - 6.00%, 2030	**	213,348
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value

	MIZUHO FINANCIAL GROUP SR UNSEC	Corporate - 2.17%, 2032	**	1,783,330
	MORGAN STANLEY SOFR SR UNSEC	Corporate - 2.24%, 2032	**	1,699,060
	MORGAN STANLEY SR UNSEC SOFRRATE	Corporate - 5.66%, 2030	**	890,867
	MSC 2021-L5 ASB	Mortgage - 2.43%, 2054	**	1,045,802
	MSWF 2023-2 A5	Mortgage - 6.01%, 2056	**	1,192,677
	NATIONAL SECS CLEARING SR UNSEC 144A	Corporate - 4.70%, 2030	**	410,517
	NATWEST GROUP PLC SR UNSEC	Cash Equivalent - 1.64%, 2027	**	494,822
	NATWEST GROUP PLC SR UNSEC	Corporate - 4.89%, 2029	**	1,275,740
	NLG GLOBAL FUNDING SEC 144A	Corporate - 5.40%, 2030	**	416,070
	NORTHWESTERN UNIVERSITY UNSEC	Corporate - 4.94%, 2035	**	614,871
	NSTAR ELECTRIC CO SR UNSEC	Corporate - 5.60%, 2028	**	829,593
	PACIFIC GAS & ELECTRIC	Corporate - 3.00%, 2028	**	582,419
	PACIFIC GAS & ELECTRIC 1ST MTGE	Corporate - 6.10%, 2029	**	636,495
	PACIFIC LIFE GF II SEC 144A	Corporate - 4.50%, 2029	**	509,613
	PACIFIC LIFE GF II SEC 144A SOFR	Cash Equivalent - 4.40%, 2026	**	702,276
	PROTECTIVE LIFE GLOBAL SEC 144A	Corporate - 5.43%, 2032	**	791,279
	PROV ST JOSEPH HLTH OBL SR UNSEC	Corporate - 5.40%, 2033	**	1,352,754
	RFR USD SOFR/3.29000 03/31/26-4Y* LCH	Interest Rate Swap - 3.29%, 2030	**	29,583
	RFR USD SOFR/3.30000 12/02/24-4Y* CME	Interest Rate Swap - 3.30%, 2029	**	19,080
	RFR USD SOFR/3.37500 03/31/26-4Y* LCH	Interest Rate Swap - 3.38%, 2030	**	4,109
	RFR USD SOFR/3.51042 09/03/24-4Y* LCH	Interest Rate Swap - 3.51%, 2028	**	22,176
	RFR USD SOFR/3.51453 09/03/24-4Y* LCH	Interest Rate Swap - 3.51%, 2028	**	(6,073)
	RFR USD SOFR/3.75000 09/02/25-7Y* LCH	Interest Rate Swap - 3.75%, 2032	**	(126,547)
	RGA GLOBAL FUNDING SEC 144A	Corporate - 4.60%, 2030	**	1,004,038
	SAMMONS FINANCIAL GLOBAL SEC SOFR 144A	Cash Equivalent - 4.66%, 2027	**	905,508
	SAN JOSE REDEV-A-T	Municipals - 3.13%, 2028	**	790,114
	SANTANDER UK GROUP HLDGS SR UNSEC SOFR	Corporate - 1.67%, 2027	**	1,385,110
	SBA TOWER TRUST 144A	Corporate - 6.60%, 2052	**	1,743,413
	SCE RECOVERY FUNDING LLC SR SEC A1	Corporate - 4.45%, 2038	**	604,258
	SOUTHERN CALIF GAS CO 1ST MTGE	Corporate - 5.45%, 2035	**	418,510
	STIF FUND (EUR)	Cash Equivalent - 3.89%, 2030	**	239,486
	STIF FUND (EUR) (FIDELITY)	Cash Equivalent - 0.00%, 2030	**	1
	STIF FUND (GBP) (FIDELITY)	Cash Equivalent - 0.00%, 2030	**	1
	STIF FUND (JPY) (FIDELITY)	Cash Equivalent - 0.00%, 2030	**	—
	SYNIT 2023-A2 A	Cash Equivalent - 5.74%, 2029	**	1,117,395
	SYSTEM ENERGY RESOURCES 1ST MTGE	Corporate - 5.30%, 2034	**	1,014,203
	TEXAS ELECTRIC MKT STABL SEC	Corporate - 4.27%, 2036	**	1,041,134
	TX NATURAL GAS SECZ	Municipals - 5.10%, 2035	**	951,249
	U S TREASURY INFLATE PROT BD	US Treasury - 2.13%, 2035	**	4,437,064
	U S TREASURY NOTE	US Treasury - 3.50%, 2030	**	1,488,627
	U S TREASURY NOTE	US Treasury - 4.25%, 2035	**	7,117,929
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value

	U S TREASURY NOTE	US Treasury - 3.63%, 2030	**	19,327,179
	U S TREASURY REPO	Cash Equivalent - 3.93%, 2026	**	8,000,398
	U S TREASURY REPO	Cash Equivalent - 3.84%, 2026	**	46,602,265
	UBS GROUP AG SR UNSEC 144A	Corporate - 2.10%, 2032	**	446,037
	UBS GROUP AG SR UNSEC 144A SOFR	Corporate - 3.09%, 2032	**	1,038,844
	UBSCM 2017-C7 ASB	Cash Equivalent - 3.59%, 2050	**	553,257
	UNIV OF CALIFORNIA-BG	Municipals - 1.32%, 2027	**	1,356,278
	UPMC SEC	Corporate - 5.04%, 2033	**	615,614
	VERIZON COMMUNICATIONS SR UNSEC	Corporate - 5.00%, 2036	**	598,096
	VM CASH CCP CME BOS USD	Cash Equivalent - 3.44%, 2060	**	65,453
	VM CASH CCP LCH BOS USD	Cash Equivalent - 3.44%, 2060	**	29,944
	VM CASH FUT DOM BOS USD	Cash Equivalent - 3.44%, 2060	**	148,608
	WELLS FARGO & COMPANY SR UNSEC SOFR	Corporate - 5.50%, 2035	**	3,170,312
	WESTERN-SOUTHERN GLOBAL SEC 144A	Corporate - 4.70%, 2032	**	299,287
	WFCM 2017-C42 ASB	Cash Equivalent - 3.49%, 2050	**	378,164
	WFCM 2018-C44 A5	Mortgage - 4.21%, 2051	**	1,501,774
	WISCONSIN ST GEN FUND	Municipals - 1.49%, 2029	**	928,518
	WOART 2023-C A4	Mortgage - 5.03%, 2029	**	810,983

	Capital Preservation Fund Total			$305,347,529

	ARTISAN MID CAP FUND
	BBF STIF	MONEY MARKET FUND	**	$1,030,567
	ARES MANAGEMENT CORP CL A	COMMON STOCKS	**	1,050,433
	ARGENEX SE SPONSORED ADR	COMMON STOCKS	**	4,828,735
	ARTHUR J GALLAGHAR AND CO	COMMON STOCKS	**	497,653
	ASCENDIS PHARMA AS SPON ADR	COMMON STOCKS	**	4,395,729
	ASTERA LABS INC	COMMON STOCKS	**	1,286,462
	AUTOZONE INC	COMMON STOCKS	**	1,431,213
	BAKER HUGHES CO	COMMON STOCKS	**	2,387,708
	BLOOM ENERGY CORP CL A	COMMON STOCKS	**	439,663
	BWX TECHNOLOGIES INC	COMMON STOCKS	**	1,288,695
	CARVANA CO CL A	COMMON STOCKS	**	1,228,078
	CBRE GROUP INC - CL A	COMMON STOCKS	**	1,741,034
	CCC INTELLIGENT SOLUTIONS HOLD CL A	COMMON STOCKS	**	1,006,160
	CENCORA INC	COMMON STOCKS	**	1,242,582
	CLOUDFLARE INC	COMMON STOCKS	**	1,098,717
	COHERENT CORP	COMMON STOCKS	**	1,030,454
	COMFORT SYSTEMS USA INC	COMMON STOCKS	**	1,879,646
	DOORDASH INC	COMMON STOCKS	**	2,544,729
	EDWARDS LIFESCIENCES CORP	COMMON STOCKS	**	475,013
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value

	EQUITY/CONVERTIBLE API GROUP CORP	COMMON STOCKS	**	2,137,701
	FAIR ISAAC CORP	COMMON STOCKS	**	1,191,887
	FTAI AVIATION LTD	COMMON STOCKS	**	1,207,675
	GUIDEWIRE SOFTWARE INC	COMMON STOCKS	**	1,200,633
	INGERSOLL RAND INC	COMMON STOCKS	**	1,017,581
	INSMED INC	COMMON STOCKS	**	3,843,499
	INSULET CORP	COMMON STOCKS	**	1,479,469
	IRHYTHM TECHNOLOGIES INC	COMMON STOCKS	**	1,711,764
	L3HARRIS TECHNOLOGIES INC	COMMON STOCKS	**	1,678,927
	LATTICE SEMICONDUCTOR	COMMON STOCKS	**	1,697,270
	LIBERTY MEDIA CORP LIBERTY FORMULA ONE C	COMMON STOCKS	**	1,951,582
	LIVE NATION ENTERTAINMENT INC	COMMON STOCKS	**	2,101,875
	MACOM TECHNOLOGY SOLUTIONS HOLDINGS INC	COMMON STOCKS	**	1,043,609
	MEDLINE INC	COMMON STOCKS	**	670,866
	MONGODB INC CL A	COMMON STOCKS	**	1,320,345
	MONOLITHIC POWER SYS INC	COMMON STOCKS	**	1,170,111
	PARSONS CORP	COMMON STOCKS	**	934,787
	PENUMBRA INC	COMMON STOCKS	**	719,446
	PURE STORAGE INC CL A	COMMON STOCKS	**	1,114,376
	RBC BEARINGS INC	COMMON STOCKS	**	2,250,222
	REDDIT INC A	COMMON STOCKS	**	1,324,281
	ROBINHOOD MARKETS INC	COMMON STOCKS	**	829,023
	ROBLOX CORP	COMMON STOCKS	**	1,760,539
	ROKU INC CLASS A	COMMON STOCKS	**	524,007
	SERVICETITAN INC-A	COMMON STOCKS	**	918,669
	SHOPIFY INC CL A	COMMON STOCKS	**	2,234,747
	SOMNIGROUP INTERNATIONAL INC	COMMON STOCKS	**	759,505
	SPOTIFY TECHNOLOGY SA	COMMON STOCKS	**	2,502,860
	SYNOPSYS INC	COMMON STOCKS	**	975,608
	TELEDYNE TECHNOLOGIES INC	COMMON STOCKS	**	816,657
	TEXAS ROADHOUSE INC	COMMON STOCKS	**	619,679
	TOPBUILD CORP	COMMON STOCKS	**	866,086
	TWIST BIOSCIENCE CORP	COMMON STOCKS	**	1,003,589
	TYLER TECHNOLOGIES INC	COMMON STOCKS	**	1,552,055
	US FOODS HOLDING CORP	COMMON STOCKS	**	1,978,280
	VERACYTE INC	COMMON STOCKS	**	1,621,692
	VIKING HOLDINGS LTD	COMMON STOCKS	**	1,595,014
	VISTRA CORP	COMMON STOCKS	**	744,538
	WATERS CORP	COMMON STOCKS	**	1,002,371
	WAYSTAR HOLDING CORP	COMMON STOCKS	**	594,904
	WESCO INTERNATIONAL INC	COMMON STOCKS	**	950,671
FirstEnergy Corp. Savings Plan
Schedule H, line 4i - Schedule of Assets (Held at End of Year)
December 31, 2025
#34-1843785 Plan 002

(a)	(b)	(c)	(d)	(e)
	Identity of issue, borrower, lessor or similar party	Description of investment, including maturity date, rate of interest, collateral, par or maturity value	Cost	Current Value

	WEST PHARMACEUTICAL SVCS INC	COMMON STOCKS	**	3,090,097
	WINGSTOP INC	COMMON STOCKS	**	1,300,963
	WOODWARD INC	COMMON STOCKS	**	2,045,196
	XYLEM INC	COMMON STOCKS	**	1,507,376
	ZSCALER INC	COMMON STOCKS	**	1,140,119

	Artisan Midcap Investor Fund Total			$95,585,422

		Total Investments		4,156,383,821

	*Notes receivable from participants	Loans receivable with repayment interest of 4.25% to 9.75%	$—	58,601,839

				$4,214,985,660
* Parties-in-interest
** Information is not required pursuant to Form 5500 instructions